Investment Risks - BTS Managed Income Fund	Apr. 21, 2026
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value and performance.

•	Underlying Fund Risk: Underlying Funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in fixed income securities. Certain restrictions of the Investment Company Act of 1940 Act, as amended (“1940 Act”) may limit the Fund’s assets that can be invested in any one registered Underlying Fund. This limit may prevent the Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal. The strategy of investing in Underlying Funds could affect the timing, amount and character of distributions and may increase the amount of taxes paid.

o	Strategies Risk: Each Underlying Fund is subject to specific risks, depending on its investments. These risks could include liquidity risk and foreign currency risk, as well as risks associated with fixed income securities.

o	ETF and Closed-End Fund Risk (“CEF”): The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and CEFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Shares of ETFs and CEFs may trade at a discount or premium to their net asset value.

o	ETF Tracking Risk: ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.

•	Commodities Risk: The Fund may invest in Underlying Funds that invest in the commodities markets which may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•	Convertible Securities Risk: Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers. In determining the credit quality of fixed income securities, the Fund relies in part upon rating agencies which assign ratings based on their analysis of the issuer’s financial condition, economic and debt characteristics, and specific revenue sources securing the bond. There is additional risk that the national credit rating agencies may be wrong in their determination of an issuer’s financial condition, or the risks associated with a particular security. A change in either the issuer’s credit rating or the market’s perception of the issuer’s business prospects will affect the value of its outstanding securities. Ratings are not a recommendation to buy, sell or hold and may be subject to review, revision, suspension or reduction, or may be withdrawn at any time.

•	Fixed Income Risk: When the Fund invests in fixed income securities or other investment companies (“Underlying Funds”) that invest in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the fund. As a result, for the present, interest rate risk may be heightened. Defaults by fixed income issuers in which the Fund invests will also harm performance.

•	Foreign Risk: The Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

•	Foreign Currency Risk: If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns

•	High-Yield Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, are speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•	Large Capitalization Company Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Loan Risk: The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the ability of the Fund or Underlying Funds to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle. The Fund or Underlying Funds may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from shareholders.

•	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

•	Master-Limited Partnership (MLP) Risk: Investments in MLPs and MLP related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

•	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•	Real Estate Investment Trust (REIT) Risk: Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks.

•	Small and Mid-Cap Capitalization Company Risk: The value of a small or mid-capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs and taxes.

•	U.S. Government Securities Risk: The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.

Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Underlying Fund Risk: Underlying Funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in fixed income securities. Certain restrictions of the Investment Company Act of 1940 Act, as amended (“1940 Act”) may limit the Fund’s assets that can be invested in any one registered Underlying Fund. This limit may prevent the Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal. The strategy of investing in Underlying Funds could affect the timing, amount and character of distributions and may increase the amount of taxes paid.

o	Strategies Risk: Each Underlying Fund is subject to specific risks, depending on its investments. These risks could include liquidity risk and foreign currency risk, as well as risks associated with fixed income securities.

o	ETF and Closed-End Fund Risk (“CEF”): The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and CEFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Shares of ETFs and CEFs may trade at a discount or premium to their net asset value.

o	ETF Tracking Risk: ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.

Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
o	Strategies Risk: Each Underlying Fund is subject to specific risks, depending on its investments. These risks could include liquidity risk and foreign currency risk, as well as risks associated with fixed income securities.

E T F And Closed End Fund Risk C E F [Member]
Prospectus [Line Items]
Risk [Text Block]
o	ETF and Closed-End Fund Risk (“CEF”): The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and CEFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Shares of ETFs and CEFs may trade at a discount or premium to their net asset value.

E T F Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
o	ETF Tracking Risk: ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.

Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Commodities Risk: The Fund may invest in Underlying Funds that invest in the commodities markets which may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Convertible Securities Risk: Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers. In determining the credit quality of fixed income securities, the Fund relies in part upon rating agencies which assign ratings based on their analysis of the issuer’s financial condition, economic and debt characteristics, and specific revenue sources securing the bond. There is additional risk that the national credit rating agencies may be wrong in their determination of an issuer’s financial condition, or the risks associated with a particular security. A change in either the issuer’s credit rating or the market’s perception of the issuer’s business prospects will affect the value of its outstanding securities. Ratings are not a recommendation to buy, sell or hold and may be subject to review, revision, suspension or reduction, or may be withdrawn at any time.

Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Fixed Income Risk: When the Fund invests in fixed income securities or other investment companies (“Underlying Funds”) that invest in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the fund. As a result, for the present, interest rate risk may be heightened. Defaults by fixed income issuers in which the Fund invests will also harm performance.

Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Risk: The Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Currency Risk: If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns

High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	High-Yield Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, are speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Large Capitalization Company Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Loan Risk: The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the ability of the Fund or Underlying Funds to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle. The Fund or Underlying Funds may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from shareholders.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Master Limited Partnership M L P Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Master-Limited Partnership (MLP) Risk: Investments in MLPs and MLP related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Real Estate Investment Trust R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Real Estate Investment Trust (REIT) Risk: Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks.

Small And Mid Cap Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Small and Mid-Cap Capitalization Company Risk: The value of a small or mid-capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs and taxes.

U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	U.S. Government Securities Risk: The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.